Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Components of Income Before Income Taxes and Current and Deferred Income Tax Expense (Benefit)

Domestic and foreign components of income before income taxes and the current and deferred income tax expense (benefit) attributable to such income are summarized as follows:

	Year ended December 31, 2012
	Japanese	Foreign	Total
	(Millions of yen)
Income before income taxes	¥257,640	¥84,917	¥342,557

Income taxes:
Current	¥73,573	¥29,052	¥102,625
Deferred	13,900	(6,413)	7,487

	¥87,473	¥22,639	¥110,112

	Year ended December 31, 2011
	Japanese	Foreign	Total
	(Millions of yen)
Income before income taxes	¥287,592	¥86,932	¥374,524

Income taxes:
Current	¥67,671	¥23,615	¥91,286
Deferred	21,047	8,082	29,129

	¥88,718	¥31,697	¥120,415

	Year ended December 31, 2010
	Japanese	Foreign	Total
	(Millions of yen)
Income before income taxes	¥302,965	¥89,898	¥392,863

Income taxes:
Current	¥78,359	¥32,420	¥110,779
Deferred	35,496	(6,115)	29,381

	¥113,855	¥26,305	¥140,160

Reconciliation of Japanese Statutory Income Tax Rate and Effective Inome Tax Rate

A reconciliation of the Japanese statutory income tax rate and the effective income tax rate as a percentage of income before income taxes is as follows:

	Years ended December 31
	2012	2011	2010
Japanese statutory income tax rate	40.0%	40.0%	40.0%
Increase (reduction) in income taxes resulting from:
Expenses not deductible for tax purposes	0.8	0.6	0.8
Income of foreign subsidiaries taxed at lower than Japanese statutory tax rate	(4.3)	(4.3)	(3.5)
Tax credit for research and development expenses	(5.7)	(3.9)	(5.1)
Change in valuation allowance	(1.7)	(0.5)	2.8
Effect of enacted changes in tax laws and rates on Japanese tax	—	1.8	—
Other	3.0	(1.5)	0.7

Effective income tax rate	32.1%	32.2%	35.7%

Net Deferred Income Tax Assets and Liabilities

Net deferred income tax assets and liabilities are included in the accompanying consolidated balance sheets under the following captions:

	December 31
	2012	2011
	(Millions of yen)
Prepaid expenses and other current assets	¥62,358	¥61,961
Other assets	121,934	130,582
Other current liabilities	(2,662)	(1,735)
Other noncurrent liabilities	(44,712)	(43,542)

	¥136,918	¥147,266

Tax Effects of Temporary Differences to Deferred Tax Assets and Deferred Tax Liabilities

The tax effects of temporary differences that give rise to the deferred tax assets and deferred tax liabilities at December 31, 2012 and 2011 are presented below:

	December 31
	2012	2011
	(Millions of yen)
Deferred tax assets:
Inventories	¥13,040	¥18,885
Accrued business tax	4,754	3,227
Accrued pension and severance cost	86,442	90,025
Research and development—costs capitalized for tax purposes	12,658	12,898
Property, plant and equipment	28,780	31,624
Accrued expenses	36,528	37,992
Net operating losses carried forward	32,494	31,967
Other	41,366	38,220

	256,062	264,838
Less valuation allowance	(32,167)	(33,788)

Total deferred tax assets	223,895	231,050

Deferred tax liabilities:
Undistributed earnings of foreign subsidiaries	(8,235)	(6,783)
Net unrealized gains on securities	(2,437)	(1,180)
Tax deductible reserve	(6,417)	(6,385)
Financing lease revenue	(41,417)	(40,878)
Prepaid pension and severance cost	(1,073)	(2,224)
Other	(27,398)	(26,334)

Total deferred tax liabilities	(86,977)	(83,784)

Net deferred tax assets	¥136,918	¥147,266

Periods Available to Reduce Future Taxable Income

Periods available to reduce future taxable income vary in each tax jurisdiction and generally range from one year to twenty years as follows:

(Millions of yen)
Within one year	¥2,583
After one year through five years	28,470
After five years through ten years	15,803
After ten years through twenty years	44,533
Indefinite period	31,461

Total	¥122,850

Reconciliation of Beginning and Ending Amount of Unrecognized Tax Benefits

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	Years ended December 31
	2012	2011	2010
	(Millions of yen)
Balance at beginning of year	¥2,933	¥6,035	¥13,235
Additions for tax positions of the current year	869	149	73
Additions for tax positions of prior years	4,903	431	805
Reductions for tax positions of prior years	(1,546)	(2,139)	(8,354)
Settlements with tax authorities	(41)	(1,264)	(2,471)
Additions from acquisitions	—	—	4,066
Other	593	(279)	(1,319)

Balance at end of year	¥7,711	¥2,933	¥6,035